Statement of Cash Flows - AUD ($)	12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2024
Operating activities
Interest received	$ 274,356	$ 10,137	$ 29,194
Interest expense	(225,019)
Other receipts			320,413
Exploration expense	(18,236)	(600)	(34,909)
Payments to employees	(2,260,063)	(534,162)	(534,938)
Payments To Supplier	(15,719,035)	(1,372,125)	(314,889)
Net cash used in operating activities	(17,947,997)	(1,896,750)	(535,129)
Investing activities
Receipts from sale of investments		22,500	77,713
Receipts from joint operation partner		11,593	1,718,206
Proceeds from sale of exploration asset	2,241,147	25,000
Payments for capitalised exploration expenditure	(10,087,296)	(243,098)	(2,479,179)
Payments for project acquisition costs	(1,832,115)	(85,376)
Payments for property, plant and equipment	(461,479)		(3,918)
Purchase of financial assets	(224,591)
Proceeds from sale of plant and equipment			174,328
Net cash used in investing activities	(10,364,334)	(269,381)	(512,850)
Financing activities
Proceeds from issue of share capital	33,816,693	3,346,307
Proceeds from exercise of options	3,341,342	16,073	375
Proceeds from subscriptions received	2,660,248
Proceeds from short term working capital loans	875,000
Repayment of short term working capital loans	(875,000)
Payments for capital raising transaction costs	(2,333,840)	(263,755)	(178)
Rental lease payments			(22,509)
Net cash from financing activities	37,484,443	3,098,625	(22,312)
Net change in cash and cash equivalents	9,172,112	932,494	(1,070,291)
Cash and cash equivalents, beginning of the year	1,171,241	238,747	1,309,038
Cash and cash equivalents, end of year	$ 10,343,353	$ 1,171,241	$ 238,747